Share based compensation expenses	12 Months Ended
Dec. 31, 2022
Share based compensation expenses
Share based compensation expenses

17.Share based compensation expenses

For the years ended December 31, 2020, 2021 and 2022, total share-based compensation expenses were RMB11,898, RMB3,793 and RMB4,534, respectively.

(a) Share options issued by Jimu Parent to employees of the Company

Starting from 2014, Jimu Parent granted multiple tranches of share options with tiered vesting commencement dates to employees, including employees of the Pintec Business. The options are generally scheduled to be vested over four years, one-fourth of the awards shall be vested upon the end of the calendar year in which the awards were granted or the first anniversary dates of the grants, and the remaining of the awards shall be vested on straight line basis. Options granted typically expire in ten years from the respective vesting commencement date as stated in the grant letters.

A summary of activities of the service-based share options granted to the employees of the predecessor operations of Pintec Business for the year ended December 31, 2022 is presented below:

	Options	Weighted Average	Weighted Average Remaining	Average
	Outstanding	Exercise Price US$	Contractual Life (In years)	Intrinsic Value
Outstanding as of December 31, 2021	74,354	1.00	3.82	—
Granted	—	—	—	—
Exercised	(23,044)	1.00	—	—
Forfeited	—	—	—	—
Outstanding as of December 31, 2022	51,310	1.00	2.45	—
Vested and exercisable as of December 31, 2022	51,310	1.00	2.45	—

For the years ended December 31, 2020, 2021 and 2022, share-based compensation expenses recognized associated with the service-based share options granted to employees of the predecessor operations of Pintec Business and allocated to the Company were RMB3,383, RMB119 and nil, respectively.

As of December 31, 2022, there was no unrecognized share-based compensation expenses related to the share options granted.

17.Share based compensation expenses (Continued)

(b) Restriction of ordinary shares held by management and employee

In connection with Jimu Parent’s issuance of Series A preferred shares on March 5, 2014, 40% of the 72,000,000 ordinary shares held by certain members of Jimu Parent’s senior management became restricted pursuant to the shareholders’ agreement. The 40% of the shares subject to vesting thereafter in 60 equal and continuous monthly installments following the grant date, provided that the founders’ continuous service for the Jimu Parent. This arrangement is accounted for similar to a reverse stock split, followed by the grant of restricted stock awards to the founders subject to service vesting conditions. These shares issued are determined to be share-based compensation. The fair value of the ordinary shares at the grant date was estimated using the income approach. Grant date fair value per restricted share on March 5, 2014 was US$0.45.

The Company granted 1,863,043 restricted shares on June 28, 2019 to its employees and managements. The shares subject to vesting thereafter in 4 equal and continuous yearly installments following the grant date provided that the employees’ and managements’ continuous service. The fair value of the restricted shares at the grant date equal to the market price of the Company’s ordinary shares, which was US$0.42 per share.

The fair value of the ordinary shares at the grant date recognized as compensation expenses using graded vesting method over the requisite service period, which is the vesting period.

The activities of the total restricted ordinary shares for the year ended December 31, 2022 are summarized as below:

		Weighted-Average
		Grant Date Fair Value
	Number of shares	(in US$)
Unvested at December 31, 2021	67,689	0.42
Vested	(22,669)	0.42
Forfeited	(33,803)	0.42
Unvested at December 31, 2022	11,217	0.42

For the years ended December 31, 2020, 2021 and 2022, share-based compensation expenses recognized associated with the restricted ordinary shares and allocated to the Company were RMB329, RMB102 and RMB65, respectively. As of December 31, 2022, unrecognized compensation cost, adjusted for estimated forfeitures and related to non-vested service-based restricted ordinary shares was RMB33, which was expected to be recognized in a weighted average period of 0.49 years.

(c) Share options issued by Pintec to mirror the options originally granted by Jimu Parent

In connection with the Reorganization and as a result of the anti-dilution provision in the option plan and agreement regarding the options issued by Jimu Parent, 24,287,218 options to purchase the underlying Pintec ordinary shares were issued by the Company as of March 27, 2018 under the Company’s first share incentive plan (the “First Plan”). For each of the outstanding share options granted under the Jimu Plan before the Reorganization, excluding those that were forfeited, it was additionally paired with one share option issued by the Company under the First Plan after the Reorganization, as an equitable adjustment pursuant to the anti-dilution provision. Such issuance of options in conjunction with the Reorganization was determined to be a modification of the share option.

17.Share based compensation expenses (Continued)

(d) Share options granted by Pintec to employees of the Company

The Group granted 16,042,500 share options and 740,000 share options on May 31, 2018 and July 31, 2018, respectively, to its employees and directors of the Company under the First Plan with an exercise price of US$0.000125. The fair value of the Company’s options was estimated to be $1.2785 per option granted on May 31, 2018, and $1.4506 per option granted on July 31, 2018 under the plan. These awards have a service condition and an initial public offering performance condition. For share options granted with performance condition, the share-based compensation expenses are recorded when the performance condition is considered probable. As a result, the cumulative share-based compensation expenses for these options that have satisfied the service condition was recorded upon the completion of the IPO.

In 2018, the Company created a second share incentive plan (the “Second Plan”) under which the maximum aggregate number of shares which may be issued under the Second Plan shall initially equal to 2.0% of the total number of shares issued and outstanding as of the effective date, plus an annual increase on September 1 of each year during the ten-year term of this Second Plan commencing with September 1, 2019, by an amount equal to 2.0% of the total number of shares issued and outstanding on August 31 of each year. Share options under this plan may vest over a service period, performance condition or market condition, as specified in each award. Share options expire ten years from the grant date.

A summary of activities of the service and performance-based share options granted to the employees and directors of the Company for the year ended December 31, 2022 are presented below:

			Weighted Average
		Weighted-Average	Remaining	Average
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price US$	Life (In years)	Value
Outstanding as of December 31, 2021	2,844,769	0.3398	2.71	223
Exercised	(73,906)	0.0001	—	18
Forfeited	(735,718)	0.4934	—	—
Outstanding as of December 31, 2022	2,035,145	0.2966	6.90	18
Unvested as of December 31, 2022	10,710	0.4243	6.49	—
Exercisable as of December 31, 2022	2,024,435	0.2959	6.90	18

For the years ended December 31, 2020, 2021 and 2022, share-based compensation expenses recognized associated with share options granted by the company were RMB8,186, RMB3,572 and RMB4,469 respectively. As of December 31, 2022, there was RMB1 of unrecognized share-based compensation, which was expected to be recognized in a weighted average period of 0.49 years, adjusted for estimated forfeitures, related to the share options granted to the Group’s employees and directors. The weighted-average grant-date fair value of options granted during the year December 31, 2020 were $0.1599, and there were no new granted options for the years ended December 31, 2021 and 2022. The total intrinsic value of options exercised during the years ended December 31, 2020, 2021 and 2022, was RMB2,365, RMB394 and RMB6, respectively.

17.Share based compensation expenses (Continued)

The estimated fair value of option granted in 2020 is estimated on the date of grant using the Binomial option-pricing model with the following assumptions:

For the year ended December 31,
2020
RMB
Expected volatility	40.61%~40.83%
Risk-free interest rate (per annum)	0.73%~0.87%
Exercise multiples	2.2
Expected dividend yield	0%
Expected term (in years)	5.5~6.25
Fair value of the underlying shares on the date of option grants (in US$)	0.11~0.18

The expected volatility at the grant date is estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable companies. The risk-free interest rate is estimated based on the yield to maturity of China treasury bonds at the option valuation date. Expected term is considering the contractual term of the option and the employee’s expected exercise term. The Group has not declared or paid any cash dividends and does not anticipate any dividend payments on its ordinary shares in the foreseeable future.